Stock Based Compensation (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Stock Based Compensation [Abstract]
Schedule of Breakdown of Stock-Based Compensation by Categories

The breakdown of stock-based compensation by categories for the six months ended December 31, 2024 and 2023 are summarized below:

	For the Six months ended December 31, 2024	For the Six months ended December 31, 2023
Research and development	$7,131	$453,968
General and administrative	425,125	740,685
Total stock-based compensation	$432,256	$1,194,653

The breakdown of stock-based compensation by categories for the three and nine months ended September 30, 2025 and 2024 are summarized below:

	For the Three months ended September 30, 2025	For the Three months ended September 30, 2024
	(Unaudited)	(Unaudited)
Research and development	$10,414	$—
General and administrative	142,007	—
Total stock-based compensation	$152,421	$—
	For the Nine months ended September 30, 2025	For the Nine months ended September 30, 2024
	(Unaudited)	(Unaudited)
Research and development	$30,903	$—
General and administrative	439,711	—
Total stock-based compensation	$470,614	$—

Schedule of Stock Option Activities

A summary of information related to stock option activities during the year ended June 30, 2024 and for the six-month transition period ended December 31, 2024 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value per share
Balance of unvested early-exercised stock option at June 30, 2023*	2,633,082	$0.46
Vested early-exercised stock option*	(2,633,082)	$0.46
Balance of unvested early-exercised stock option at June 30, 2024	—	$—
Granted-2023 Plan stock option	3,600,000	$0.65
Vested 2023 Plan stock option	(583,332)	$0.65
Balance of unvested early-exercised stock option at December 31, 2024	3,016,668	$0.65

*        Giving retroactive effect to reverse recapitalization effected on September 29, 2023 to reflect exchange ratio of approximately 0.2407 as described in Note 3

A summary of information related to stock option activities during the six-month transition period ended December 31, 2024 and for the nine months ended September 30, 2025 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value per share
Balance of unvested early-exercised stock options at June 30, 2024	—	$—
Granted – 2023 Plan stock option	3,600,000	$0.65
Vested 2023 Plan stock option	(583,332)	$0.65
Balance of unvested stock options at December 31, 2024	3,016,668	$—
Vested 2023 Plan stock option	(666,634)	$0.65
Balance of unvested stock options at September 30, 2025 (Unaudited)	2,350,034	$0.65

Schedule of Estimated the Fair Value of the Stock Options

The Company estimated the fair value of the stock options using the Black-Scholes option pricing model. The fair value of stock options issued was estimated using the following assumptions:

Grant date	May 27, 2022
Exercise price	$0.001
Estimated stock price	$0.11
Expected volatility	120.0%
Expected term (in years)	4.00
Risk-free interest rate	3.00%

The Company estimated the fair value of the stock options using the Black-Scholes option pricing model. The fair value of stock options issued was estimated using the following assumptions:

Grant date	October 30, 2024
Exercise price	$0.815
Stock price	$0.815
Expected volatility	101.5 – 101.6%
Expected term (in years)	5.5 – 6.0
Risk-free interest rate	4.16 – 4.17%